AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 20, 2015

REGISTRATION NO. 33-21677

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 2

LAUDUS TRUST

(Exact Name of Registrant as Specified in Charter)

211 Main Street

San Francisco, CA 94105

(Address of Principal Executive Offices) (Zip code)

800.648.5300

(Registrant’s Telephone Number, including Area Code)

Marie Chandoha

211 Main Street, San Francisco, California 94105

(Name and Address of Agent for Service)

Copies of communications to:

Douglas Dick, Esq.	David Lekich, Esq.
Dechert LLP 1900 K Street, NW Washington, DC 20006-2401	Charles Schwab Investment Management, Inc. 211 Main Street SF211MN-05-491 San Francisco, CA 94105

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

No filing fee is due because the Registrant has previously registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.

This Post-Effective Amendment No. 2 to the Registration Statement on Form N-14 of Laudus Trust is being made for the purpose of filing the final tax opinion Exhibits (12)(a) and 12(b) to Part C of the Registration Statement. No information contained in Parts A or B of the Registration Statement, which are incorporated herein by reference in their entirety to Post-Effective No. 1 (Accession No. 0001193125-14-406400), is amended, deleted or superseded hereby.

PART A

INFORMATION REQUIRED IN THE PROSPECTUS

Part A is incorporated herein by reference to the Registrant’s Prospectus/Proxy Statement included in the definitive materials electronically filed with the SEC on November 10, 2014 pursuant to Rule 485 under the Securities Act of 1933, as amended (SEC Accession No. 0001193125-14-406400).

PART B

INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated herein by reference to the Registrant’s Statement of Additional Information included in the definitive materials electronically filed with the SEC on November 10, 2014 pursuant to Rule 485 under the Securities Act of 1933, as amended (SEC Accession No. 0001193125-14-406400 ).

PART C

Item 15.	Indemnification

Article VIII of the Registrant’s Third Amended and Restated Agreement and Declaration of Trust reads as follows (referring to the Registrant as the “Trust”):

ARTICLE VIII

Indemnification

SECTION 1. TRUSTEES, OFFICERS, ETC. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

SECTION 2. COMPROMISE PAYMENT. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

SECTION 3. INDEMNIFICATION NOT EXCLUSIVE. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term “Covered Person” shall include such person’s heirs, executors and administrators and a “disinterested Trustee” is a Trustee who is not an “interested person” of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (or who has been exempted from being an “interested person” by any rule, regulation or order of the Commission) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person; provided, however, that the Trust shall not purchase or maintain any such liability insurance in contravention of applicable law, including without limitation the 1940 Act.

SECTION 4. SHAREHOLDERS. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified against all loss and expense arising from such liability, but only out of the assets of the particular series of Shares of which he or she is or was a Shareholder.

(b) Summary of Indemnification Provisions

The Trust shall indemnify each of its Trustees and officers against all liabilities, expenses and counsel fees reasonably incurred in the defense or disposition of any action, suit or proceeding in which the Trustee or officer is involved because of his or her role as a Trustee or officer unless, in the final adjudication of that action, suit or proceeding, the Trustee or officer was found to have acted with willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. This right of indemnification is not exclusive.

(c) Insurance

The Registrant maintains comprehensive Errors and Omissions/Directors and Officers insurance policies for each of its trustees and officers. The policy provides coverage for the trustees and officers with respect to the Registrant, Laudus Institutional Trust, The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios (“Schwab and Laudus Funds”). The Registrant’s policies insure each trustee and officer against professional liability for decisions made in connection with the Trust, to the extent permitted by the 1940 Act. In addition, the Independent Trustees have additional coverage through independent directors’ liability policies with respect to the Schwab and Laudus Funds. The premiums for such policies are allocated among the insureds in accordance with Rule 17d-1 of the 1940 Act.

Item 16.	Exhibits

(1)	Third Amended and Restated Agreement and Declaration of Trust of the Registrant dated September 28, 2007 — incorporated herein by reference to Exhibit (a)(14) of Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A electronically filed with the SEC on October 23, 2007 (referred to herein as “PEA No. 60”).

(2)	Amended and Restated By-Laws of the Registrant dated September 28, 2007 — incorporated herein by reference to Exhibit (b)(2) of PEA No. 60.

(3)	Not Applicable.

(4)	Form of Agreement and Plan of Reorganization – incorporated herein by reference to the Appendix to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 electronically filed with the SEC on November 10, 2014.

(5)	Reference is made to Article 5 of the Third Amended and Restated Agreement and Declaration of Trust of the Registrant.

(6)(a)	Management Contract dated September 28, 2007 between the Registrant on behalf of its Laudus Mondrian Emerging Markets Fund and Charles Schwab Investment Management, Inc. — incorporated herein by reference to Exhibit (d)(13) of PEA No. 60.

(6)(b)	Management Contract dated September 28, 2007 between the Registrant on behalf of its Laudus Mondrian International Government Fixed Income Fund and Charles Schwab Investment Management, Inc. — incorporated herein by reference to Exhibit (d)(14) of PEA No. 60.

(6)(c)	Management Contract dated March 31, 2008 between the Registrant on behalf of its Laudus Mondrian International Equity Fund and Charles Schwab Investment Management, Inc. — incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A electronically filed with the SEC on July 30, 2008 (referred to herein as “PEA No. 65”).

(6)(d)	Management Contract dated March 26, 2009 between the Registrant on behalf of its Laudus U.S. Large Cap Growth Fund and Charles Schwab Investment Management, Inc. — incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 69 to the Registrant’s Registration Statement on Form N-1A electronically filed with the SEC on October 26, 2009.

(6)(e)	Management Contract dated September 14, 2011 between the Registrant on behalf of its Laudus Mondrian Global Government Fixed Income Fund and Charles Schwab Investment Management, Inc., — incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 76 to the Registrant’s Registration Statement on Form N-1A electronically filed with the SEC on September 19, 2011 (referred to herein as “PEA No. 76”).

(6)(f)	Amendment dated October 1, 2014 to Management Contract dated September 28, 2007 between the Registrant on behalf of its Laudus Mondrian Emerging Markets Fund and Charles Schwab Investment Management, Inc. — to be filed by future amendment.

(6)(g)	Amendment dated October 1, 2014 to Management Contract dated March 31, 2008 between the Registrant on behalf of its Laudus Mondrian International Equity Fund and Charles Schwab Investment Management, Inc. — to be filed by future amendment.

(6)(h)	Subadviser Agreement dated October 1, 2011 between Charles Schwab Investment Management, Inc. and Mondrian Investment Partners Limited — incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A electronically filed with the SEC on July 25, 2012 (referred to herein as “PEA No. 78”).

(6)(i)	Subadviser Agreement dated October 4, 2013 between Charles Schwab Investment Management, Inc. and BlackRock Investment Management, LLC (“BlackRock”) with regard to Laudus U.S. Large Cap Growth Fund — incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 84 to the Registrant’s Registration Statement on Form N-1A electronically filed with the SEC on May 20, 2014 (referred to herein as “PEA No. 84”).

(6)(j)	Subadviser Agreement dated September 14, 2011 between Charles Schwab Investment Management, Inc. and Mondrian Investment Partners Limited with regard to Laudus Mondrian Global Government Fixed Income Fund — incorporated herein by reference to Exhibit (d)(9) of PEA No. 76.

(7)(a)	Distribution Agreement dated November 1, 2011 between the Registrant, Charles Schwab Investment Management, Inc. and ALPS Distributors, Inc. — incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 80 to the Registrant’s Registration Statement on Form N-1A electronically filed with the SEC on December 21, 2012 (referred to herein as “PEA No. 80”).

(7)(b)	Amendment dated December 3, 2012 to Schedule A of the Distribution Agreement dated November 1, 2011 — incorporated herein by reference to Exhibit (e)(9) of PEA No. 80.

(8)	Amended and Restated Laudus Funds Retirement Plan for Trustees — incorporated herein by reference to Exhibit (f)(1) of PEA No. 65.

(9)(a)	Amended and Restated Master Custodian Agreement dated December 9, 2005 by and between the Registrant and State Street Bank and Trust Company — incorporated herein by reference to Exhibit (g) of Post-Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A electronically filed with the SEC on April 14, 2006 (referred to herein as “PEA No. 56”).

(9)(b)	Amendment dated April 2, 2008 to the Amended and Restated Master Custodian Agreement dated December 9, 2005 — incorporated herein by reference to Exhibit (g)(2) of PEA No. 65.

(9)(c)	Amendment dated March 15, 2012 to Appendix A of the Amended and Restated Master Custodian Agreement dated December 9, 2005 — incorporated herein by reference to Exhibit (g)(3) of PEA No. 78.

(10)(a)	Amended and Restated Distribution and Shareholder Service Plan for Investor Shares — incorporated herein by reference to Exhibit (m) of Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A electronically filed with the SEC on May 28, 1999.

(10)(b)	Amended and Restated Rule 18f-3 Multi-Class Plan — incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A electronically filed with the SEC on May 21, 2009.

(11)	Opinion and Consent of Dechert LLP regarding the validity of the shares to be issued by the Registrant — incorporated herein by reference to Exhibit (11) of Registrant’s Form N-14 Registration Statement filed on October 1, 2014.

(12)(a)

Opinion of Dechert LLP regarding certain tax matters relating to the reorganization of the Laudus Mondrian Institutional International Equity Fund into the Laudus Mondrian International Equity Fund — filed herein as

Exhibit 12(a).

(12)(b)

Opinion of Dechert LLP regarding certain tax matters relating to the reorganization of the Laudus Mondrian Institutional Emerging Markets Fund into the Laudus Mondrian Emerging Markets Fund — filed herein as

Exhibit 12(b).

(13)(a)	Transfer Agency and Service Agreement dated October 3, 2005 between the Registrant and Boston Financial Data Services, Inc. — incorporated herein by reference to Exhibit (h)(1) of PEA No. 56.

(13)(b)	Amendment dated April 3, 2008 to the Transfer Agency and Service Agreement dated October 3, 2005 — incorporated herein by reference to Exhibit (h)(2) of PEA No. 65.

(13)(c)	Amended and Restated Expense Limitation Agreement dated September 24, 2013 between Charles Schwab Investment Management, Inc. and the Registrant — incorporated herein by reference to Exhibit (h)(3) of PEA No. 84.

(13)(d)	Administration Agreement dated October 1, 2005 by and between State Street Bank and Trust Company and the Registrant — incorporated herein by reference to Exhibit (h)(3) of PEA No. 56.

(13)(e)	Amendment dated April 16, 2008 to the Administration Agreement dated October 1, 2005 — incorporated herein by reference to Exhibit (h)(5) of PEA No. 65.

(13)(f)	Amendment dated March 15, 2012 to the Administration Agreement dated October 1, 2005 — incorporated herein by reference to Exhibit (h)(6) of PEA No. 78.

(13)(g)	Master Fund Accounting and Services Agreement dated October 1, 2005 between the Registrant and State Street Bank and Trust Company — incorporated herein by reference to Exhibit (h)(4) of PEA No. 56.

(13)(h)	Amendment dated April 2, 2008 to the Master Fund Accounting and Services Agreement dated October 1, 2005 — incorporated herein by reference to Exhibit (h)(7) of PEA No. 65.

(13)(i)	Amendment dated March 15, 2012 to Appendix A of the Master Fund Accounting and Services Agreement dated October 1, 2005 — incorporated herein by reference to Exhibit (h)(9) of PEA No 78.

(14)	Consent of PricewaterhouseCoopers LLP — incorporated herein by reference to Exhibit (14) of Registrant’s Form N-14 Registration Statement filed on October 1, 2014.

(15)	Not applicable

(16)(a)	Power of Attorney executed by Gerald B. Smith — incorporated herein by reference to Exhibit (16)(b) of Registrant’s Form N-14 Registration Statement filed on October 1, 2014.

(16)(b)	Power of Attorney executed by Charles R. Schwab — incorporated herein by reference to Exhibit (16)(c) of Registrant’s Form N-14 Registration Statement filed on October 1, 2014.

(16)(c)	Power of Attorney executed by David L. Mahoney — incorporated herein by reference to Exhibit (16)(d) of Registrant’s Form N-14 Registration Statement filed on October 1, 2014.

(16)(d)	Power of Attorney executed by Kiran M. Patel — incorporated herein by reference to Exhibit (16)(e) of Registrant’s Form N-14 Registration Statement filed on October 1, 2014.

(16)(e)	Power of Attorney executed by George Pereira — incorporated herein by reference to Exhibit (16)(f) of Registrant’s Form N-14 Registration Statement filed on October 1, 2014.

(16)(f)	Power of Attorney executed by Walter W. Bettinger, II — incorporated herein by reference to Exhibit (16)(g) of Registrant’s Form N-14 Registration Statement filed on October 1, 2014.

(16)(g)	Power of Attorney executed by Joseph Wender — incorporated herein by reference to Exhibit (16)(h) of Registrant’s Form N-14 Registration Statement filed on October 1, 2014.

(16)(h)	Power of Attorney executed by John F. Cogan — incorporated herein by reference to Exhibit (16)(i) of Registrant’s Form N-14 Registration Statement filed on October 1, 2014.

(16)(i)	Power of Attorney executed by Marie Chandoha — incorporated herein by reference to Exhibit (16)(j) of Registrant’s Form N-14 Registration Statement filed on October 1, 2014.

(17)	None.

Item 17.	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 [17 CFR 230.145(c)], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, opinions of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinions.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), Registrant certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post Effective Amendment No. 2 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington in the District of Columbia, on this 20th day of March, 2015.

LAUDUS TRUST
Registrant

Charles R. Schwab*
Charles R. Schwab, Chairman and Trustee

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 has been signed below by the following persons in the capacities indicated this 20th day of March, 2015.

Signature	Title

Charles R. Schwab* Charles R. Schwab	Chairman and Trustee

Walter W. Bettinger, II* Walter W. Bettinger, II	Trustee

John F. Cogan* John F. Cogan	Trustee

David L. Mahoney* David L. Mahoney	Trustee

Kiran M. Patel* Kiran M. Patel	Trustee

Gerald B. Smith* Gerald B. Smith	Trustee

Joseph H. Wender* Joseph H. Wender	Trustee

Marie Chandoha* Marie Chandoha	President and Chief Executive Officer

George Pereira* George Pereira	Treasurer and Chief Financial Officer

*By:	/s/ Douglas P. Dick
Douglas P. Dick, Attorney-in-Fact
Pursuant to Power of Attorney

Exhibit Index

(12)(a)	Tax Opinion

(12)(b)	Tax Opinion